Intangible Assets (Details 1) - USD ($)	Mar. 31, 2015	Dec. 31, 2014
Annual amortization expense
2015	$ 162,100	$ 173,000
2016	81,900	62,000
2017	37,300	62,000
2018	37,300	62,000
2019	$ 37,300	$ 50,949